[PHOTO]

OPPENHEIMER MONEY MARKET FUND, INC.

Semiannual Report January 31, 1997

"I want
to know my
money will
be there
when
I need it."

[OPPENHEIMERFUNDS LOGO]

THIS FUND IS FOR PEOPLE WHO WANT TO EARN CURRENT INCOME WHILE MAINTAINING THE VALUE OF THEIR INITIAL INVESTMENT.

HOW YOUR FUND IS MANAGED

Oppenheimer Money Market Fund, Inc. seeks maximum current income with stability of principal while giving you a way to keep a portion of your assets liquid.

     The manager of your Fund looks for maximum yield from money market securities, such as short-term corporate notes, U.S. government securities, and certificates of deposit.

     The Fund's dividends accrue daily and are paid monthly. And to offer you stability of principal, the Fund seeks to maintain a constant $1.00 per share net asset value (NAV).(1)

PERFORMANCE

The Fund's seven-day annualized yield as of 1/31/97 was 4.84% with compounding and 4.73% without compounding.(2)

     Compounded annualized yield for the six months ended 1/31/97 was 4.84%. The corresponding yield without compounding was 4.73%.

OUTLOOK

"Unless we begin to see clear evidence of a slowdown in the economy, relative to last year, we will maintain a fairly short average maturity. Given this outlook for the fixed income market, we expect to continue to provide investors with a competitive income stream and safety of principal."



                                                  Carol Wolf, Portfolio Manager
                                                               January 31, 1997


Past performance does not guarantee future results. Yields will fluctuate.

1. An investment in the Fund is neither insured nor guaranteed by the U.S. government, and there is no assurance that the Fund will maintain a stable net asset value of $1.00 per share.

2. Compounded yields assume reinvestment of dividends.


2      Oppenheimer Money Market Fund, Inc.

[PHOTO]

Bridget A. Macaskill
President
Oppenheimer Money
Market Fund, Inc.

DEAR SHAREHOLDER,

It's true that the stock market of 1996 received virtually all the recognition this past year. While excitement during the second half of the year revolved around equities, the bond market was experiencing a quiet, yet solid, rebound.

     The first half of last year was difficult for most fixed income investors, as concerns about inflation led to rising long-term interest rates. But as we moved through the third and fourth quarters, interest rates declined, ultimately resulting in a bond market rally. By any standards, 1996 was quite a year.

     For example, in October, when the economy was characterized by a firm dollar, low inflation and slow growth, the Federal Reserve responded by maintaining its hands-off approach to interest rates. It appeared that earlier concerns about rapid inflationary growth had been overblown, and soon afterwards, interest rates fell. With continued sustainable non-inflationary growth around 2% to 2.5%, long-term rates at their lowest levels since April, and no raises expected from the Federal Reserve, the economy now seems to have settled into a comfortable pattern of neither too little nor too much growth.

     Moving ahead to 1997, President Clinton has pledged to focus on balancing the federal budget during his second term. In fact, politicians from every camp are discussing their intent to reduce the budget, perhaps with a balanced budget amendment. Such a move would prove beneficial for the fixed income market.

     Throughout much of the world, interest rates declined in 1996. Despite these foreign declines, long-term United States bond rates have increased 100 basis points since this time last year. Real interest rates around the world are currently averaging over 5%--very attractive by historical standards if, in fact, inflation remains low. However, foreign investors have long been significant players in the U.S. market. And, as the U.S. dollar strengthened against foreign currencies in 1996, the flow of funds into the United States has increased. Foreign investments also rose because overseas bond markets continued to offer smaller yields, and the U.S. trade deficit provided foreign central banks with dollars they were compelled to invest. Currently, the United States appears to lead foreign bond markets and, in 1997, is expected to offer attractive investments.

     All things considered, investors still like money market funds. That's because despite the lackluster yield performance of money market funds in 1996, they offer liquidity and relatively low risk.

     Your portfolio managers discuss the outlook for your Fund in light of these broad issues on the following pages. Thank you for your confidence in OppenheimerFunds. We look forward to helping you reach your investment goals in the future.



/s/ BRIDGET A. MACASKILL

Bridget A. Macaskill


February 24, 1997



3       Oppenheimer Money Market Fund, Inc.

CAROL WOLF
Portfolio Manager

Q + A


HOW HAS THE FUND PERFORMED OVER THE PAST SIX MONTHS?

The fixed income market, over the past six months, has maintained its steady, upward pace and as a result, Oppenheimer Money Market Fund, Inc. performed well. Our strategy involved positioning our investments in securities that offered competitive yields and relatively steady prices. This enabled us to successfully provide investors with a competitive level of income, while maintaining a constant share price.

WHAT INVESTMENTS HAVE HAD A POSITIVE EFFECT ON THE PORTFOLIO?

To meet the portfolio's objective of preserving capital, while capturing the highest possible yield, our assets are invested in lowrisk, shortterm securities. These include commercial paper obligations, letters of credit and floating-rate securities. While these are generally conservative investments, we were able to further enhance the portfolio's performance when the market fluctuated throughout the year.

     For example, when interest rates began to rise early last year, we invested in securities that had shorter maturity dates. Because shorter maturities have to be replaced by new issues more frequently, this positioning helped us maintain a competitive yield during the past year. As our holdings matured, interest rates were rising, and the Fund benefited from replacing maturing securities with new ones that offered high yields.(1)


AN INTERVIEW WITH YOUR FUND'S MANAGERS.


WERE THERE ANY NEGATIVE FACTORS THAT HURT PERFORMANCE?

No. Because we had anticipated higher interest rates and positioned our investments in securities that offered competitive yields and relative price stability, the Fund was able to successfully meet its objectives.

WHAT AREAS OF THE MARKET ARE YOU CURRENTLY TARGETING?

As always, we continue to focus on offering competitive yields, while watching interest rates carefully. Given the current reports of stronger-than-expected economic growth, we believe it is unlikely that we'll see further interest-rate cuts in the near future. On the other hand, we also don't believe the economy is robust enough to expect further rate increases. So, although we saw market fluctuations throughout 1996, we're maintaining our focus on shorter maturities and keeping a watchful eye for ways to increase yield.

WHAT IS YOUR OUTLOOK FOR THE FUND?

This type of fund is one of the few investments that benefits from higher interest rates. Because we must invest in securities that have short maturities, the yields paid are directly related to the prevailing interest rates. And, even though current interest rates were lower in the beginning of 1997 than they were six months ago, we remain positive that they should work in our favor in 1997. Unless we begin to see clear evidence of a slowdown in the economy, relative to last year, we will maintain a fairly short average maturity. Given this outlook for the fixed income market, we expect to continue to provide investors with a competitive income stream and safety of principal.




1. The Fund's portfolio is subject to change.

4       Oppenheimer Money Market Fund, Inc.

STATEMENT OF INVESTMENTS   January 31, 1997 (Unaudited)

                                                                                                   FACE                VALUE
                                                                                                   AMOUNT              SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------------
DIRECT BANK OBLIGATIONS--4.1%
-----------------------------------------------------------------------------------------------------------------------------------
       Abbey National North America Corp., 5.35%, 3/10/97                                          $ 5,000,000         $ 4,972,507
       ----------------------------------------------------------------------------------------------------------------------------
       Bankers Trust Co., New York, 5.35%, 11/26/97(1)                                               5,000,000           4,997,191
       ----------------------------------------------------------------------------------------------------------------------------
       CoreStates Bank, N.V., 5.365%, 12/18/97(1)                                                    5,000,000           4,997,511
       ----------------------------------------------------------------------------------------------------------------------------
       First National Bank of Boston:
       5.47%, 4/3/97                                                                                10,000,000          10,000,000
       5.43%, 2/6/97                                                                                 5,000,000           4,996,229
       ----------------------------------------------------------------------------------------------------------------------------
       National Westminster Bank of Canada, 5.40%, 7/15/97                                          10,000,000           9,754,000
                                                                                                                     --------------
       Total Direct Bank Obligations (Cost $39,717,438)                                                                 39,717,438

-----------------------------------------------------------------------------------------------------------------------------------
LETTERS OF CREDIT--8.7%
----------------------------------------------------------------------------------------------------------------------------------
       Barclays Bank PLC, guaranteeing commercial paper of:
       Banco Bradesco S.A., Grand Cayman Branch:
       Series A, 5.35%, 4/18/97                                                                      5,000,000           4,943,950
       Series B, 5.32%, 3/24/97                                                                      7,000,000           6,947,243
       Series B, 5.32%, 3/24/97                                                                      5,000,000           4,962,317
       Banco Real S.A., Grand Cayman Branch:
       Series A, 5.32%, 4/22/97                                                                      5,000,000           4,940,889
       Series A, 5.37%, 4/21/97                                                                      5,000,000           4,941,079
       Petroleo Brasileiro, S.A.-Petrobras:
       Series A, 5.31%, 5/7/97                                                                       3,200,000           3,155,160
       Series B, 5.32%, 6/3/97                                                                      15,000,000          14,729,566
       ---------------------------------------------------------------------------------------------------------------------------
       Bayerische Vereinsbank AG, guaranteeing commercial paper of Galicia
       Funding Corp.-Series B:
       5.38%, 2/28/97(2)                                                                             5,000,000           4,979,825
       5.41%, 3/5/97(2)                                                                              5,000,000           4,975,955
       5.45%, 3/4/97(2)                                                                              5,000,000           4,976,535
       ---------------------------------------------------------------------------------------------------------------------------
       Credit Suisse, guaranteeing commercial paper of:
       Guangdong Enterprises (Holdings) Ltd., 5.48%, 2/11/97                                         6,000,000           5,990,867
       ---------------------------------------------------------------------------------------------------------------------------
       Dresdner Bank AG, guaranteeing commercial paper of:
       Galicia Buenos Aires Funding Corp., 5.32%, 2/18/97(2)                                         2,800,000           2,792,966
       ---------------------------------------------------------------------------------------------------------------------------
       Societe Generale, guaranteeing commercial paper of:
       Girsa Funding Corp., 5.32%, 4/3/97(2)                                                         5,000,000           4,954,928
       Nacional Financiera, SNC-Series A, 5.31%, 2/24/97                                            10,000,000           9,966,075
                                                                                                                     -------------
       Total Letters of Credit (Cost $83,257,355)                                                                       83,257,355

----------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM NOTES--85.4%
----------------------------------------------------------------------------------------------------------------------------------
BANKS--1.5%
       Bankers Trust New York Corp.:
       5.38%, 6/16/97                                                                                5,000,000           4,899,125
       5.39%, 7/9/97                                                                                 4,000,000           3,905,376
       ---------------------------------------------------------------------------------------------------------------------------
       CoreStates Capital Corp., 5.97%, 6/27/97(1)                                                   5,000,000           5,000,000
                                                                                                                      ------------
                                                                                                                        13,804,501

----------------------------------------------------------------------------------------------------------------------------------
BEVERAGES--2.6%
       Coca-Cola Enterprises, Inc.:
       5.31%, 3/19/97(2)                                                                             5,000,000           4,965,692
       5.31%, 3/7/97(2)                                                                             10,000,000           9,949,661
       5.33%, 2/19/97(2)                                                                             5,000,000           4,986,675
       5.35%, 4/14/97(2)                                                                             5,000,000           4,946,500
                                                                                                                     -------------
                                                                                                                        24,848,528

5      Oppenheimer Money Market Fund, Inc.


                                                                                                  FACE                VALUE
                                                                                                  AMOUNT              SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------------
BROKER/DEALERS--11.0%
----------------------------------------------------------------------------------------------------------------------------------
       Credit Suisse First Boston, 5.33%, 2/13/97(2)                                              $10,000,000         $ 9,982,200
       ---------------------------------------------------------------------------------------------------------------------------
       Goldman Sachs Group, L.P.:
       5.31%, 3/21/97                                                                              10,000,000           9,929,200
       5.50%, 4/4/97                                                                                5,000,000           4,952,639
       ---------------------------------------------------------------------------------------------------------------------------
       Merrill Lynch & Co., Inc.:
       5.32%, 3/3/97                                                                                8,000,000           7,964,533
       5.35%, 4/11/97                                                                               5,000,000           4,948,729
       5.35%, 4/24/97                                                                               5,000,000           4,939,069
       5.39%, 7/18/97                                                                               5,000,000           4,874,982
       5.45%, 9/19/97(1)                                                                            5,000,000           5,000,000
       5.452%, 1/8/98(1)                                                                           10,000,000           9,998,178
       --------------------------------------------------------------------------------------------------------------------------
       Morgan Stanley Group, Inc.:
       5.30%, 6/27/97                                                                              35,000,000          35,000,000
       5.694%, 2/17/98(1)                                                                           7,000,000           7,000,000
                                                                                                                     ------------
                                                                                                                      104,589,530
---------------------------------------------------------------------------------------------------------------------------------
BUILDING MATERIALS--0.5%
       Compagnie de Saint-Gobain, 5.38%, 4/23/97                                                    5,000,000           4,939,475
---------------------------------------------------------------------------------------------------------------------------------
COMMERCIAL FINANCE--17.2%
       CIT Group Holdings, Inc.:
       5.35%, 5/1/97(1)                                                                             5,000,000           4,998,607
       5.553%, 3/11/98(1)                                                                          10,000,000          10,000,000
       5.62%, 2/3/97                                                                               30,000,000          29,990,633
       --------------------------------------------------------------------------------------------------------------------------
       Countrywide Home Loans:
       5.34%, 3/3/97                                                                                5,000,000           4,977,792
       5.35%, 3/26/97                                                                               5,000,000           4,960,618
       5.36%, 3/5/97                                                                                5,000,000           4,976,178
       5.37%, 4/30/97                                                                              10,000,000           9,868,733
       5.42%, 4/4/97                                                                               10,000,000           9,906,656
       --------------------------------------------------------------------------------------------------------------------------
       FINOVA Capital Corp.:
       5.37%, 2/24/97                                                                               5,000,000           4,982,846
       5.38%, 2/14/97                                                                               3,000,000           2,994,172
       5.40%, 2/18/97                                                                               5,000,000           4,987,250
       5.40%, 2/27/97                                                                              10,000,000           9,961,217
       5.43%, 2/26/97                                                                              10,000,000           9,962,257
       5.47%, 2/13/97                                                                               3,000,000           2,994,600
       5.49%, 2/5/97                                                                                5,000,000           4,996,950
       5.60%, 2/10/97                                                                               3,000,000           2,995,800
       --------------------------------------------------------------------------------------------------------------------------
       Heller Financial, Inc.:
       5.41%, 3/17/97                                                                              15,000,000          14,900,694
       5.42%, 2/6/97                                                                                5,000,000           4,996,236
       5.45%, 3/20/97                                                                               5,000,000           4,964,424
       5.45%, 3/21/97                                                                               5,000,000           4,963,667
       5.46%, 10/10/97(1)                                                                           5,000,000           4,999,312
       5.55%, 6/2/97(1)                                                                             5,000,000           4,999,484
                                                                                                                     ------------
                                                                                                                      163,378,126

---------------------------------------------------------------------------------------------------------------------------------
COMPUTER SOFTWARE--0.5%
       First Data Corp., 5.37%, 6/10/97                                                            5,0000,000           4,903,787
---------------------------------------------------------------------------------------------------------------------------------
CONGLOMERATES--2.2%
       Mitsubishi International Corp.:
       5.40%, 3/11/97                                                                              10,000,000           9,943,000
       5.44%, 2/10/97                                                                              11,000,000          10,985,040
                                                                                                                     ------------
                                                                                                                       20,928,040


6      Oppenheimer Money Market Fund, Inc.

                                                                                                   FACE                VALUE
                                                                                                   AMOUNT              SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------------
CONSUMER FINANCE--2.1%
       Island Finance Puerto Rico, Inc.:
       5.32%, 2/26/97                                                                              $10,000,000         $ 9,963,056
       5.44%, 3/20/97                                                                                5,000,000           4,964,489
       5.46%, 3/13/97                                                                                5,400,000           5,367,240
                                                                                                                       -----------
                                                                                                                        20,294,785

----------------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL--9.1%
       Associates Corp. of North America, 5.625%, 2/3/97                                            34,807,000          34,796,123
       ---------------------------------------------------------------------------------------------------------------------------
       Ford Motor Credit Co.:
       5.55%, 5/12/97(1)                                                                             5,000,000           5,000,492
       5.687%, 5/27/97(1)                                                                           10,000,000          10,004,233
       ---------------------------------------------------------------------------------------------------------------------------
       General Motors Acceptance Corp.:
       5.35%, 3/3/97                                                                                 3,000,000           2,986,625
       5.45%, 2/12/97                                                                                7,000,000           6,988,343
       5.45%, 2/5/97                                                                                 7,000,000           6,995,761
       5.45%, 4/21/97(1)                                                                            10,000,000           9,994,876
       5.50%, 2/20/97                                                                                7,000,000           6,979,681
       7.75%, 4/15/97                                                                                3,000,000           3,012,461
                                                                                                                       -----------
                                                                                                                        86,758,595

----------------------------------------------------------------------------------------------------------------------------------
ELECTRONICS--3.2%
       Mitsubishi Electric Finance America, Inc.:
       5.36%, 2/12/97(2)                                                                             5,600,000           5,590,828
       5.36%, 4/2/97(2)                                                                              5,000,000           4,955,333
       5.37%, 4/16/97(2)                                                                             5,000,000           4,944,808
       5.40%, 3/19/97(2)                                                                            15,000,000          14,896,500
                                                                                                                       -----------
                                                                                                                        30,387,469
----------------------------------------------------------------------------------------------------------------------------------
HEALTHCARE/SUPPLIES &
SERVICES--1.2%
       Columbia/HCA Healthcare Corp.:
       5.37%, 4/18/97(2)                                                                             7,000,000           6,920,643
       5.37%, 5/2/97(2)                                                                              5,000,000           4,932,875
                                                                                                                       -----------
                                                                                                                        11,853,518

----------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL SERVICES--0.5%
       Atlas Copco AB, 5.37%, 3/17/97(2)                                                             5,000,000           4,966,694
----------------------------------------------------------------------------------------------------------------------------------
INSURANCE--6.5%
       General American Life Insurance Co., 5.87%, 3/3/97(1)(3)                                     20,000,000          20,000,000
       ---------------------------------------------------------------------------------------------------------------------------
       Jackson National Life Insurance Co.:
       5.52%, 3/1/98(1)(3)                                                                          30,000,000          30,000,000
       5.52%, 8/1/98(1)(3)                                                                           5,000,000           5,000,000
       ---------------------------------------------------------------------------------------------------------------------------
       TransAmerica Life Insurance & Annuity Co., 6.082%, 3/22/98(1)(3)                              7,000,000           7,000,000
                                                                                                                       -----------
                                                                                                                        62,000,000

----------------------------------------------------------------------------------------------------------------------------------
MANUFACTURING--0.6%
       Rexam PLC, 5.35%, 4/3/97(2)                                                                   5,300,000           5,251,954
----------------------------------------------------------------------------------------------------------------------------------
OIL-INTEGRATED--3.3%
       Repsol International Finance BV:
       5.37%, 6/9/97                                                                                10,000,000           9,809,067
       5.38%, 7/10/97                                                                               22,000,000          21,477,243
                                                                                                                       -----------
                                                                                                                        31,286,310


7      Oppenheimer Money Market Fund, Inc.

                                                                                                   FACE              VALUE
                                                                                                   AMOUNT            SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------------
SPECIAL PURPOSE
FINANCIAL--22.3%
       Asset Backed Capital Finance, Inc.:
       5.36%, 2/25/97(2)                                                                           $ 4,900,000       $  4,882,491
       5.38%, 5/22/97(2)                                                                            13,682,000         13,457,083
       ---------------------------------------------------------------------------------------------------------------------------
       Asset Securitization Cooperative Corp.:
       5.33%, 3/11/97(2)                                                                             5,000,000          4,971,869
       5.45%, 3/27/97(2)                                                                            19,500,000         19,340,588
       ---------------------------------------------------------------------------------------------------------------------------
       Beta Finance, Inc.:
       5.32%, 5/7/97(2)                                                                              5,000,000          4,929,806
       5.35%, 3/17/97(2)                                                                            10,000,000          9,934,611
       ---------------------------------------------------------------------------------------------------------------------------
       CXC, Inc.:
       5.32%, 3/12/97(2)                                                                             5,000,000          4,971,183
       5.34%, 2/18/97(2)                                                                             5,000,000          4,987,392
       ---------------------------------------------------------------------------------------------------------------------------
       Enterprise Funding Corp.:
       5.32%, 3/10/97(2)                                                                             4,466,000          4,441,581
       5.34%, 2/26/97(2)                                                                             3,961,000          3,946,311
       5.36%, 3/25/97(2)                                                                             5,000,000          4,961,289
       5.37%, 4/10/97(2)                                                                             8,040,000          7,958,448
       5.37%, 4/29/97(2)                                                                             5,000,000          4,935,113
       5.375%, 3/13/97(2)                                                                            5,429,000          5,396,577
       5.38%, 5/2/97(2)                                                                              5,031,000          4,963,333
       5.40%, 4/14/97(2)                                                                             4,949,000          4,895,551
       5.40%, 5/19/97(2)                                                                             5,000,000          4,919,750
       ---------------------------------------------------------------------------------------------------------------------------
       Falcon Asset Securitization Corp., 5.32%, 2/14/97(2)                                         10,000,000          9,980,789
       ---------------------------------------------------------------------------------------------------------------------------
       First Deposit Master Trust 1993-3:
       5.32%, 2/24/97(2)                                                                            10,000,000          9,966,011
       5.32%, 2/26/97(2)                                                                             9,000,000          8,966,750
       5.37%, 4/18/97(2)                                                                             5,000,000          4,943,317
       ---------------------------------------------------------------------------------------------------------------------------
       New Center Asset Trust, 5.37%, 4/28/97                                                        5,000,000          4,935,858
       ---------------------------------------------------------------------------------------------------------------------------
       Preferred Receivables Funding Corp., 5.35%, 4/2/97                                            5,000,000          4,955,417
       ---------------------------------------------------------------------------------------------------------------------------
       RACERS Series 1996-MM-12-3, 5.484%, 12/15/97(1)(3)                                            5,000,000          5,000,000
       ---------------------------------------------------------------------------------------------------------------------------
       Receivables Capital Corp., 5.70%, 2/6/97(2)                                                   8,190,000          8,183,516
       ---------------------------------------------------------------------------------------------------------------------------
       Sigma Finance, Inc.:
       5.31%, 5/19/97(2)                                                                             4,000,000          3,936,870
       5.32%, 5/6/97(2)                                                                              5,000,000          4,930,544
       5.33%, 2/3/97(2)                                                                              5,000,000          4,998,519
       5.37%, 4/15/97(2)                                                                             7,900,000          7,813,976
       ---------------------------------------------------------------------------------------------------------------------------
       SMM Trust:
       1996-B, 5.55%, 8/4/97(1)(3)                                                                  10,000,000         10,000,000
       1996-I, 5.488%, 5/29/97(1)(3)                                                                 5,000,000          5,000,000
       ---------------------------------------------------------------------------------------------------------------------------
       TIERS Series DCMT 1996-A, 5.514%, 10/15/97(1)(3)                                              5,000,000          5,000,000
                                                                                                                     ------------
                                                                                                                      212,504,543
----------------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS-
TECHNOLOGY--1.1%
       NYNEX Corp., 5.345%, 3/5/97                                                                  10,000,000          9,952,489
                                                                                                                     -------------
       Total Short-Term Notes (Cost $812,648,344)                                                                     812,648,344


8      Oppenheimer Money Market Fund, Inc.

                                                                                                   FACE               VALUE
                                                                                                   AMOUNT             SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCIES--2.6%
       ---------------------------------------------------------------------------------------------------------------------------
       Federal Home Loan Bank, 5.45%, 8/1/97(1)                                                     $15,000,000       $ 14,993,438
       ---------------------------------------------------------------------------------------------------------------------------
       Student Loan Marketing Assn., 5.82%, 1/23/98                                                  10,000,000          9,998,537
                                                                                                                      ------------
       Total U.S. Government Agencies (Cost $24,991,975)                                                                24,991,975

----------------------------------------------------------------------------------------------------------------------------------
FOREIGN GOVERNMENT OBLIGATIONS--3.4%
       ---------------------------------------------------------------------------------------------------------------------------
       Bayerische Landesbank Girozentrale, 5.35%, 7/29/97(1)                                         10,000,000         10,000,000
       ---------------------------------------------------------------------------------------------------------------------------
       Westdeutsche Landesbank Girozentrale, guaranteeing commercial paper of
       Unibanco-Uniao de Bancos Brasileiros S.A.-Grand Cayman:
       Series A, 5.37%, 4/7/97                                                                        5,000,000          4,951,521
       Series A, 5.33%, 6/11/97                                                                      12,500,000         12,259,410
       Series A, 5.40%, 4/29/97                                                                       5,000,000          4,934,750
                                                                                                                      ------------
       Total Foreign Government Obligations (Cost $32,145,681)                                                          32,145,681

----------------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE                                                                               104.2%       992,760,793
----------------------------------------------------------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS                                                                      (4.2)       (40,470,852)
                                                                                                    -----------       ------------
NET ASSETS                                                                                                100.0%      $952,289,941
                                                                                                    ===========       ============

        Short-term notes, direct bank obligations and letters of credit are generally traded on a discount basis; the interest rate is the discount rate received by the Fund at the time of purchase. Other securities normally bear interest at the rates shown.

        1. Floating or variable rate obligation. The interest rate, which is based on specific, or an index of, market interest rates, is subject to change periodically and is the effective rate on January 31, 1997. This instrument may also have a demand feature which allows the recovery of principal at any time, or at specified intervals not exceeding one year, on up to 30 days' notice. Maturity date shown represents effective maturity based on variable rate and, if applicable, demand feature.

        2. Restricted securities,including those issued in exempt transactions without registration under the Securities Act of 1933 (the Act), amounting to $287,583,840, or 30.20% of the Fund's net assets, have been determined to be liquid pursuant to guidelines adopted by the Board of Directors.

        3. Restricted securities which are considered illiquid, by virtue of the absence of a readily available market or because of legal or contractual restrictions on resale, amount to $87,000,000, or 9.14% of the Fund's net assets. The Fund may not invest more than 10% of its net assets (determined at the time of purchase) in illiquid securities.

        See accompanying Notes to Financial Statements.

9      Oppenheimer Money Market Fund, Inc.

STATEMENT OF ASSETS AND LIABILITIES   January 31, 1997 (Unaudited)

-----------------------------------------------------------------------------------------------------------------------------------
ASSETS
        Investments, at value--see accompanying statement                                                            $  992,760,793
        ---------------------------------------------------------------------------------------------------------------------------
        Cash                                                                                                                383,079
        ---------------------------------------------------------------------------------------------------------------------------
        Receivables:
        Shares of capital stock sold                                                                                      6,109,917
        Interest                                                                                                          2,011,362
        ---------------------------------------------------------------------------------------------------------------------------
        Other                                                                                                                88,074
                                                                                                                     --------------
        Total assets                                                                                                  1,001,353,225

-----------------------------------------------------------------------------------------------------------------------------------
LIABILITIES
        Payables and other liabilities:
        Shares of capital stock redeemed                                                                                 47,231,858
        Dividends                                                                                                         1,470,039
        Directors' fees                                                                                                     219,384
        Other                                                                                                               142,003
                                                                                                                     --------------
        Total liabilities                                                                                                49,063,284

-----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                                                                           $  952,289,941
                                                                                                                     ==============

-----------------------------------------------------------------------------------------------------------------------------------
COMPOSITION OF
NET ASSETS
        Par value of shares of capital stock                                                                         $   95,245,333
        ---------------------------------------------------------------------------------------------------------------------------
        Additional paid-in capital                                                                                      857,058,212
        ---------------------------------------------------------------------------------------------------------------------------
        Accumulated net realized loss on investment transactions                                                            (13,604)
                                                                                                                     --------------
        Net assets--applicable to 952,453,333 shares of capital stock outstanding                                    $  952,289,941
                                                                                                                     ==============

-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE                                                                $1.00


       See accompanying Notes to Financial Statements.

10     Oppenheimer Money Market Fund, Inc.

STATEMENT OF OPERATIONS   For the Six Months Ended January 31, 1997 (Unaudited)

-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
       Interest                                                                                                         $27,920,975

       ----------------------------------------------------------------------------------------------------------------------------
EXPENSES
       Management fees--Note 3                                                                                            2,198,090
       ----------------------------------------------------------------------------------------------------------------------------
       Transfer and shareholder servicing agent fees--Note 3                                                              1,711,853
       ----------------------------------------------------------------------------------------------------------------------------
       Shareholder reports                                                                                                  362,477
       ----------------------------------------------------------------------------------------------------------------------------
       Registration and filing fees                                                                                          61,060
       ----------------------------------------------------------------------------------------------------------------------------
       Custodian fees and expenses                                                                                           38,869
       ----------------------------------------------------------------------------------------------------------------------------
       Directors' fees and expenses--Note 1                                                                                  27,963
       ----------------------------------------------------------------------------------------------------------------------------
       Legal and auditing fees                                                                                               26,352
       ----------------------------------------------------------------------------------------------------------------------------
       Insurance expenses                                                                                                     2,894
       ----------------------------------------------------------------------------------------------------------------------------
       Other                                                                                                                 51,474
                                                                                                                       ------------
       Total expenses                                                                                                     4,481,032

-----------------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                                                                    23,439,943

-----------------------------------------------------------------------------------------------------------------------------------
NET REALIZED GAIN ON INVESTMENTS                                                                                              2,835

-----------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                                                    $23,442,778
                                                                                                                        ===========



STATEMENTS OF CHANGES IN NET ASSETS

                                                                          SIX MONTHS ENDED        PERIOD ENDED        YEAR ENDED
                                                                          JANUARY 31, 1997        JULY 31,            DECEMBER 31,
                                                                          (UNAUDITED)             1996(1)             1995
-----------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
        Net investment income                                             $   23,439,943          $   24,508,161      $  44,370,781
       ----------------------------------------------------------------------------------------------------------------------------
        Net realized gain (loss)                                                   2,835                (156,737)           639,389
                                                                          --------------          --------------      -------------
        Net increase in net assets resulting from operations                  23,442,778              24,351,424         45,010,170

-----------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS                                  (23,439,943)            (24,508,161)       (44,968,631)

-----------------------------------------------------------------------------------------------------------------------------------
CAPITAL STOCK
TRANSACTIONS
       Net increase (decrease) in net assets resulting from
       capital stock transactions--Note 2                                   (149,293,142)            283,809,275       (111,066,422)

-----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS
       Total increase (decrease)                                            (149,290,307)            283,652,538       (111,024,883)
       ----------------------------------------------------------------------------------------------------------------------------
       Beginning of period                                                 1,101,580,248             817,927,710        928,952,593
                                                                          --------------          --------------      -------------
       End of period                                                      $  952,289,941          $1,101,580,248      $ 817,927,710
                                                                          ==============          ==============      =============


        1. The Fund changed its fiscal year end from December 31 to July 31. See accompanying Notes to Financial Statements.

11     Oppenheimer Money Market Fund, Inc.

FINANCIAL HIGHLIGHTS


                                                      SIX MONTHS     PERIOD
                                                      ENDED          ENDED
                                                      JAN. 31, 1997  JULY 31,      YEAR ENDED DECEMBER 31,
                                                      (UNAUDITED)    1996(1)       1995           1994         1993           1992
-----------------------------------------------------------------------------------------------------------------------------------
       PER SHARE OPERATING DATA:
       Net asset value, beginning of period           $1.00          $1.00          $1.00         $1.00        $1.00          $1.00
       ----------------------------------------------------------------------------------------------------------------------------
       Income from investment operations:
       Net investment income and net
       realized gain (loss)                             .02            .03            .05           .04          .03            .03
       Dividends and distributions
       to shareholders                                 (.02)          (.03)          (.05)         (.04)        (.03)          (.03)
       ----------------------------------------------------------------------------------------------------------------------------
       Net asset value, end of period                 $1.00          $1.00          $1.00         $1.00        $1.00          $1.00
                                                      =====          =====          =====         =====        =====          =====

       ----------------------------------------------------------------------------------------------------------------------------
       TOTAL RETURN, AT NET ASSET VALUE(2)             2.40%          2.80%          5.40%         3.76%        2.71%          3.47%

       ----------------------------------------------------------------------------------------------------------------------------
       RATIOS/SUPPLEMENTAL DATA:
       Net assets, end of period
       (in millions)                                   $952         $1,102           $818          $929         $611           $692
       ----------------------------------------------------------------------------------------------------------------------------
       Average net assets (in millions)                $999         $  901           $855          $804         $653           $811
       ----------------------------------------------------------------------------------------------------------------------------
       Ratios to average net assets:
       Net investment income                           4.67%(3)       4.68%(3)       5.19%         3.79%        2.65%          3.42%
       Expenses                                        0.89%(3)       0.84%(3)       0.90%         0.82%        0.87%          0.88%


       1. The Fund changed its fiscal year end from December 31 to July 31.

       2. Assumes a hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one full year. Total returns reflect changes in net investment income only.

       3. Annualized.
       See accompanying Notes to Financial Statements.

12     Oppenheimer Money Market Fund, Inc.

NOTES TO FINANCIAL STATEMENTS   (Unaudited)

-------------------------------------------------------------------------------
1. SIGNIFICANT
   ACCOUNTING POLICIES
        Oppenheimer Money Market Fund, Inc. (the Fund) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund's investment objective is to seek the maximum current income that is consistent with stability of principal. The Fund's investment adviser is OppenheimerFunds, Inc. (the Manager). The following is a summary of significant accounting policies consistently followed by the Fund.

        ------------------------------------------------------------------------
        INVESTMENT VALUATION. Portfolio securities are valued on the basis of amortized cost, which approximates market value.

        ------------------------------------------------------------------------
        REPURCHASE AGREEMENTS. The Fund requires the custodian to take possession, to have legally segregated in the Federal Reserve Book
        Entry System or to have segregated within the custodian's vault, all securities held as collateral for repurchase agreements. The market value of the underlying securities is required to be at least 102% of the resale price at the time of purchase. If the seller of the agreement defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the value of the collateral by the Fund may be delayed or limited.

        -----------------------------------------------------------------------
        FEDERAL TAXES. The Fund intends to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no federal income or excise tax provision is required.

        -----------------------------------------------------------------------
        DIRECTORS' FEES AND EXPENSES. The Fund has adopted a nonfunded retirement plan for the Fund's independent directors. Benefits are based on years of service and fees paid to each director during the years of service. During the six months ended January 31, 1997, a provision of $1,515 was made for the Fund's projected benefit obligations, and payments of $8,701 were made to retired directors, resulting in an accumulated liability of $216,084 at January 31, 1997.

        -----------------------------------------------------------------------
        DISTRIBUTIONS TO SHAREHOLDERS. The Fund intends to declare dividends from net investment income each day the New York Stock Exchange is open for business and pay such dividends monthly. To effect its policy of maintaining a net asset value of $1.00 per share, the Fund may withhold dividends or make distributions of net realized gains.

        -----------------------------------------------------------------------
        OTHER. Investment transactions are accounted for on the date the investments are purchased or sold (trade date). Realized gains and losses on investments are determined on an identified cost basis, which is the same basis used for federal income tax purposes.

                     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

13     Oppenheimer Money Market Fund, Inc.

-------------------------------------------------------------------------------
2. CAPITAL STOCK
        The Fund has authorized 5 billion shares of $.10 par value capital stock. Transactions in shares of capital stock were as follows:


                                  Six Months Ended January 31, 1997 Period Ended July 31, 1996(1)    Year Ended December 31, 1995
                                  --------------------------------- ----------------------------     -------------------------------
                                  Shares         Amount            Shares         Amount             Shares          Amount
-----------------------------------------------------------------------------------------------------------------------------------
Sold                              1,040,672,244  $ 1,040,672,244   1,437,146,553  $1,437,146,578     1,772,666,521   $1,772,666,521
Dividends and distributions
reinvested                           22,119,136       22,119,136      21,997,805      21,997,805        42,507,860       42,507,860
Issued in connection with the
acquisition of Connecticut
Mutual Liquid Account--Note 4               --               --       73,705,405      73,705,405               --               --
Redeemed                         (1,212,084,522)  (1,212,084,522) (1,249,040,488) (1,249,040,513)   (1,926,240,803)  (1,926,240,803)
                                 --------------  ---------------  --------------  --------------    --------------   --------------
Net increase (decrease)            (149,293,142) $  (149,293,142)    283,809,275  $  283,809,275      (111,066,422)  $ (111,066,422)
                                 ==============  ===============  ==============  ==============    ==============   ==============


        1. The Fund changed its fiscal year end from December 31 to July 31.

-------------------------------------------------------------------------------
3. MANAGEMENT FEES
   AND OTHER TRANSACTIONS
   WITH AFFILIATES
        Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee of 0.45% on the first $500 million of average annual net assets with a reduction of 0.025% on each $500 million thereafter, to 0.375% on net assets in excess of $1.5 billion. The Manager has agreed to reimburse the Fund if aggregate expenses (with specified exceptions) exceed the lesser of 1% of average annual net assets of the Fund or 25% of the total annual investment income of the Fund.

                       OppenheimerFunds Services (OFS), a division of the Manager, is the transfer and shareholder servicing agent for the Fund, and for other registered investment companies. OFS's total costs of providing such services are allocated ratably to these companies.

-------------------------------------------------------------------------------
4. ACQUISITION OF CONNECTICUT
   MUTUAL LIQUID ACCOUNT
        On April 26, 1996, the Fund acquired all of the net assets of Connecticut Mutual Liquid Account, pursuant to an agreement and plan of reorganization approved by the Connecticut Mutual Liquid Account shareholders on April 24, 1996. The Fund issued 73,705,405, in exchange for the net assets of $73,705,405 on April 26, 1996. The exchange qualifies as a tax-free reorganization for federal income tax purposes.

14     Oppenheimer Money Market Fund, Inc.

       OPPENHEIMER MONEY MARKET FUND, INC.

------------------------------------------------------------------------------
OFFICERS AND DIRECTORS

       Leon Levy, Chairman of the Board of Directors
       Donald W. Spiro, Vice Chairman of the Board of Directors
       Bridget A. Macaskill, President
       Robert G. Galli, Director
       Benjamin Lipstein, Director
       Elizabeth B. Moynihan, Director
       Kenneth A. Randall, Director
       Edward V. Regan, Director
       Russell S. Reynolds, Jr., Director
       Pauline Trigere, Director
       Clayton K. Yeutter, Director
       Carol E. Wolf, Vice President
       George C. Bowen, Treasurer
       Robert J. Bishop, Assistant Treasurer
       Scott T. Farrar, Assistant Treasurer
       Andrew J. Donohue, Secretary
       Robert G. Zack, Assistant Secretary

-------------------------------------------------------------------------------
INVESTMENT ADVISER
       OppenheimerFunds, Inc.

-------------------------------------------------------------------------------
DISTRIBUTOR
       OppenheimerFunds Distributor, Inc.

-------------------------------------------------------------------------------
TRANSFER AND SHAREHOLDER
SERVICING AGENT
       OppenheimerFunds Services

-------------------------------------------------------------------------------
CUSTODIAN OF
PORTFOLIO SECURITIES
       Citibank, N.A.

-------------------------------------------------------------------------------
INDEPENDENT AUDITORS
       KPMG Peat Marwick LLP

-------------------------------------------------------------------------------
LEGAL COUNSEL
       Gordon Altman Butowsky Weitzen Shalov & Wein

       The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors. This is a copy of a report to shareholders of Oppenheimer Money Market Fund, Inc. This report must be preceded or accompanied by a Prospectus of Oppenheimer Money Market Fund, Inc. For material information concerning the Fund, see the Prospectus. Shares of Oppenheimer funds are not deposits or obligations of any bank, are not guaranteed by any bank, and are not insured by the FDIC or any other agency, and involve investment risks, including possible loss of the principal amount invested.

15     Oppenheimer Money Market Fund, Inc.

INFORMATION

GENERAL INFORMATION
Monday-Friday 8:30 a.m.-9 p.m. ET
Saturday 10 a.m.-2 p.m. ET
1-800-525-7048

TELEPHONE TRANSACTIONS
Monday-Friday 8:30 a.m.-8 p.m. ET
1-800-852-8457

PHONELINK
24 hours a day, automated
information and transactions
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TELECOMMUNICATIONS DEVICE
FOR THE DEAF (TDD)
Monday-Friday 8:30 a.m.-8 p.m. ET
1-800-843-4461

OPPENHEIMERFUNDS
INFORMATION HOTLINE
24 hours a day, timely and insightful
messages on the economy and
issues that affect your investments
1-800-835-3104

RS0200.001.0197       March 31, 1997

[PHOTO]

CUSTOMER SERVICE REPRESENTATIVE
OPPENHEIMERFUNDS SERVICES

"HOW MAY I HELP YOU?"

As an Oppenheimer fund shareholder, you have some special privileges. Whether it's automatic investment plans, informative newsletters and hotlines, or ready account access, you can benefit from services designed to make investing simple.

        And when you need help, our Customer Service Representatives are only a toll-free phone call away. They can provide information about your account and handle administrative requests. You can reach them at our General Information number.

        When you want to make a transaction, you can do it easily by calling our toll-free Telephone Transactions number. And, by enrolling in AccountLink, a convenient service that "links" your Oppenheimer funds accounts and your bank checking or savings account, you can use the Telephone Transactions number to make investments.

        For added convenience, you can get automated information with OppenheimerFunds PhoneLink service, available 24 hours a day, 7 days a week. PhoneLink gives you access to a variety of fund, account, and market information. Of course, you can always speak with a Customer Service Representative during the General Information hours shown at the left.

        You can count on us whenever you need assistance. That's why the International Customer Service Association, an independent, nonprofit organization made up of over 3,200 customer service management professionals from around the country, honored the Oppenheimer funds' transfer agent, OppenheimerFunds Services, with their Award of Excellence in 1993.

        So call us today--we're here to help.

[OPPENHEIMERFUNDS LOGO]

OppenheimerFunds Distributor, Inc.
P.O. Box 5270
Denver, CO 80217-5270

------------------
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PAID
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------------------